Financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities
Financial assets and liabilities

19.  Financial assets and liabilities

The Group’s net debt was as follows:

	At December 31,
	2021	2020
	$’m	$’m
Loan notes	2,690	—
Related party borrowings	—	2,690
Other borrowings	197	145
Net borrowings	2,887	2,835
Cash and cash equivalents	(463)	(257)
Net debt	2,424	2,578

The Group’s net borrowings of $2,887 million (2020: $2,835 million) are classified as non-current liabilities of $2,831 million (2020: $2,793 million) and current liabilities of $56 million (2020: $42 million) in the consolidated statement of financial position at December 31, 2021.

At December 31, 2021, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Notes	EUR	450	01-Sep-28	Bullet	450	510	–
3.250% Senior Secured Notes	USD	600	01-Sep-28	Bullet	600	600	–
3.000% Senior Notes	EUR	500	01-Sep-29	Bullet	500	566	–
4.000% Senior Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	325	06-Aug-26	Revolving	–	–	325
Lease obligations	Various	–	–	Amortizing	–	182	–
Other borrowings	Various	–	Rolling	Amortizing	–	19	–
Total borrowings						2,927	325
Deferred debt issue costs						(40)	–
Net borrowings						2,887	325
Cash and cash equivalents						(463)	463
Net debt / available liquidity						2,424	788

A number of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in areas such as incurrence of additional indebtedness (primarily maximum secured borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens. The Global Asset Based Loan Facility is subject to a fixed charge coverage ratio covenant if 90% or more of the facility is drawn. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are of a nature customary for such facilities.

At December 31, 2020 the Group’s net debt and available liquidity was as follows:

	Amount	Available
Facility	drawn	liquidity
	$'m	$'m

Related party borrowings	2,690	—
Lease obligations	136	—
Other borrowings	9	—
Net borrowings	2,835	—
Cash and cash equivalents	(257)	257
Net debt / available liquidity	2,578	257

The following table summarizes the Group’ movement in net debt:

	At December 31,
	2021	2020
	$’m	$’m
Net (increase)/decrease in cash and cash equivalents per consolidated statement of cash flows*	(206)	27
Increase in net borrowings	52	55
(Decrease)/increase in net debt	(154)	82
Net debt at January 1,	2,578	2,496
Net debt at December 31,	2,424	2,578
*	Includes exchange (loss)/gain on cash and cash equivalents

The decrease in net debt primarily includes proceeds from borrowings of $2,780 million (2020: $nil), of which $7 million was a non-cash transaction, a net increase in lease obligations of $46 million (2020: increase of $3 million), which is partly offset by repayments of related party borrowings of $2,668 million (2020: $nil), of which $927 million was a non-cash transaction, an increase in cash and cash equivalents of $206 million (2020: decrease of $27 million), foreign exchange gains of $61 million (2020: loss of $60 million), the recognition of a deferred debt issue costs asset net of amortization of $40 million (2020: $nil) and repayment of borrowings of $5 million (2020: $8 million).

Maturity profile

The maturity profile of the Group’s total borrowings is as follows:

	At December 31,
	2021	2020
	$’m	$’m
Within one year or on demand	56	42
Between one and two years	55	46
Between two and five years	59	2,055
Greater than five years	2,757	692
Total borrowings	2,927	2,835
Deferred debt issue costs	(40)	—
Net borrowings	2,887	2,835

Included within total borrowings greater than five years is the Group’s Senior Secured Notes and Senior Notes of $2,726 million.

The maturity profile of the contractual undiscounted cash flows related to the Group’s lease liabilities is as follows:

	At December 31,
	2021	2020
	$’m	$’m
Not later than one year	50	37
Later than one year and not later than five years	127	78
Later than five years	36	50
	213	165

The table below analyses the Group’s financial liabilities (including interest payable) into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contracted undiscounted cash flows.

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At 31 December, 2021	$’m	$’m	$’m
Within one year or on demand	152	10	1,204
Between one and two years	242	2	—
Between two and five years	243	—	—
Greater than five years	2,973	—	—

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At 31 December, 2020	$’m	$’m	$’m
Within one year or on demand	200	12	768
Between one and two years	359	2	—
Between two and five years	2,345	—	—
Greater than five years	718	—	—

The carrying amount and fair value of the Group’s borrowings excluding lease obligations are as follows:

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2021	$'m	$'m	$'m	$'m
Loan notes	2,726	(36)	2,690	2,682
Other borrowings	19	(4)	15	19
	2,745	(40)	2,705	2,701

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2020	$'m	$'m	$'m	$'m
Related party borrowings	2,690	—	2,690	2,763
Other borrowings	9	—	9	9
	2,699	—	2,699	2,772

AMP Promissory Note

From the AMP Transfer date of April 1, 2021, the Group had an outstanding obligation of $1,085 million under the AMP Promissory Note. This obligation was settled, with $997 million of a cash settlement paid to AGSA and the remaining $88 million settled following the issuance of additional AMP shares to AGSA on 4 August, 2021.

Earnout Shares and Warrants

Please refer to note 21 for further details about the recognition and measurement of the Earnout Shares as well as the Public and Private Warrants.

Financing activity

2021

On March 12, 2021, the Group, in connection with the transaction related to the combination of Ardagh Metal Packaging with Gores Holdings V, issued €450 million 2.000% Senior Secured Notes due 2028, $600 million 3.250% Senior Secured Notes due 2028, €500 million 3.000% Senior Notes due 2029 and $1,050 million 4.000% Senior Notes due 2029. Details related to the transaction and use of proceeds from this issuance are outlined in note 1.

On March 24, 2021 and March 30, 2021, historical related party debt of $113 million was settled, being reflected as a non-cash capital contribution within other reserves.

On April 1, 2021, upon the consummation of the AMP Transfer, historical related party debt of $2,555 million was settled, of which $1,741 million was paid to AGSA with the remainder of $814 million being reflected as a non-cash capital contribution within other reserves.

On August 6, 2021, AMPSA and certain of its subsidiaries entered into a Global Asset Based Loan Facility in the amount of $300 million. The amount increased to $325 million on September 29, 2021.

Lease obligations at December 31, 2021 of $182 million (December 31, 2020: $136 million), primarily reflect $100 million of new lease liabilities and $1 million of lease liabilities acquired, partly offset by $55 million of principal repayments and foreign currency movements in the year ended December 31, 2021.

Effective interest rates

	2021
	USD	EUR
2.000% Senior Secured Notes due 2028		2.30%
3.250% Senior Secured Notes due 2028	3.58%
3.000% Senior Notes due 2029		3.28%
4.000% Senior Notes due 2029	4.31%

The interest rates applicable to the Group’s net borrowings for the year ended December 31, 2020 range from 4.77% to 8.00%.

	2021	2020
	Various Currencies
Lease obligations	4.55%	4.79%

The carrying amounts of net borrowings are denominated in the following currencies.

	At December 31,
	2021	2020
	$’m	$’m
Euro	1,115	609
U.S. dollar	1,745	1,830
GBP	15	379
Other	12	17
	2,887	2,835

The Group has the following undrawn borrowing facilities:

	At December 31,
	2021	2020
	$'m	$'m
Expiring beyond one year	325	—
	325	—

Fair value methodology

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

There were no transfers between Level 1 and Level 2 during the year.

Fair values are calculated as follows:

(i)	Senior secured and senior notes – the fair value of debt securities in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(ii)	Global Asset Based Loan facility and other borrowings – the fair values of the borrowings in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(iii)	Commodity and foreign exchange derivatives – the fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.
(iv)	Earnout Shares, Private and Public Warrants - the fair values of the Earnout Shares and Private Warrants are based on valuation techniques using an unobservable volatility assumption which represents Level 3 inputs, whereas the fair value of the Public Warrants is based on an observable market price and represents a Level 1 input.

Derivative financial instruments

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Metal forward contracts	100	2	281
Forward foreign exchange contracts	3	10	1,176
NYMEX gas swaps	1	—	3
At December 31, 2021	104	12	1,460

Included within the $104 million fair value assets and $12 million fair value liabilities at December 31, 2021, is $95 million and $6 million, respectively, which have been transacted by AGSA.

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Metal forward contracts	29	6	346
Forward foreign exchange contracts	3	8	317
NYMEX gas swaps	—	—	6
At December 31, 2020	32	14	669

All of the fair value assets and fair value liabilities at December 31, 2020, have been transacted by AGSA.

Derivative instruments with a fair value of $7 million (2020: $9 million) are classified as non-current assets and $97 million (2020: $23 million) as current assets in the consolidated statement of financial position at December 31, 2021. Derivative instruments with a fair value of $2 million (2020: $2 million) are classified as non-current liabilities and $10 million (2020: $12 million) as current liabilities in the consolidated statement of financial position at December 31, 2021.

All cash payments in relation to derivative instruments are paid or received when they mature.

The Group mitigates the counterparty risk for derivatives by contracting with major financial institutions which have high credit ratings. Certain derivative instruments have been entered into with external counterparties by AGSA on behalf of the Group and on the back of those related party derivatives between AGSA and the Group have been executed, the impact of which have been included in the consolidated financial statements.

Metal forward contracts

The Group hedges a portion of its anticipated metal purchases. Excluding conversion and freight costs, the physical metal deliveries are priced based on the applicable indices agreed with the suppliers for the relevant month. The Group determines the existence of an economic relationship between the hedged item and the hedging instrument based on common indices used. Ineffectiveness may arise if there are changes in the forecasted transaction in terms pricing, timing or quantities, or if there are changes in the credit risk of the Group or the counterparty. The Group applies a hedge ratio of 1:1.

Fair values have been based on quoted market prices and are valued using Level 2 valuation inputs. The fair value of these contracts when initiated is $nil; no premium is paid or received.

Forward foreign exchange contracts

The Group operates in a number of currencies and, accordingly, hedges a portion of its currency transaction risk. Certain forward contracts are designated as cash flow hedges and are set so to closely match the critical terms of the underlying cash flows. In hedges of forecasted foreign currency sales and purchases ineffectiveness may arise for similar reasons as outlined for metal forward contracts.

The fair values are based on Level 2 valuation techniques and observable inputs including the contract prices. The fair value of these contracts when initiated is $nil; no premium is paid or received.

NYMEX gas swaps

The Group hedges a portion of its anticipated energy purchases on the New York Mercantile Exchange (“NYMEX”).

Fair values have been based on NYMEX quoted market prices and Level 2 valuation inputs have been applied. The fair value of these contracts when initiated is $nil; no premium is paid or received.